Property and Equipment (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Property and Equipment
Cost	$ 53,243	$ 49,207
Accumulated depreciation	40,640	37,773
Net	12,603	11,434
Computer equipment and software
Property and Equipment
Cost	47,913	44,304
Accumulated depreciation	36,908	34,275
Furniture and fixtures
Property and Equipment
Cost	1,553	1,533
Accumulated depreciation	1,343	1,283
Leasehold improvements
Property and Equipment
Cost	1,077	1,076
Accumulated depreciation	726	660
Equipment installed with customers
Property and Equipment
Cost	2,074	1,936
Accumulated depreciation	1,663	1,555
Assets under construction
Property and Equipment
Cost	$ 626	$ 358